Shareholder Report, Line Graph (Details) - MSCI EAFE Index Net - USD ($)	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021	Jul. 31, 2021	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020	Jul. 31, 2020	Apr. 30, 2020	Mar. 16, 2020	Jan. 31, 2020	Oct. 31, 2019	Jul. 31, 2019	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018	Jul. 31, 2018	Apr. 30, 2018	Jan. 31, 2018	Oct. 31, 2017	Jul. 31, 2017	Apr. 30, 2017	Jan. 31, 2017	Oct. 31, 2016	Jul. 31, 2016	Apr. 30, 2016	Jan. 31, 2016	Oct. 31, 2015	Aug. 28, 2015	Jul. 31, 2015	Apr. 30, 2015	Jan. 31, 2015	Oct. 31, 2014
Account Value [Line Items]
Account Value	$ 16,714	$ 16,962	$ 16,124	$ 15,733	$ 13,592	$ 15,252	$ 14,755	$ 14,302	$ 11,881	$ 13,059	$ 13,609	$ 14,718	$ 15,430	$ 15,241	$ 14,816	$ 13,752	$ 11,500	$ 11,696	$ 10,592		$ 12,623	$ 12,347	$ 11,895	$ 11,947	$ 11,260	$ 11,119	$ 12,213	$ 12,344	$ 12,871	$ 11,937	$ 11,478	$ 10,780	$ 10,087	$ 9,671	$ 9,746	$ 9,686	$ 9,003	$ 9,993		$ 10,540	$ 10,681	$ 9,833	$ 10,000
Account Value	17,010	17,262	16,409	16,011	13,833	15,522	15,016	14,554	12,091	13,290	13,850	14,978	15,703	15,510	15,078	13,995	11,703	11,903	10,779		12,846	12,565	12,105	12,158	11,459	11,316	12,428	12,562	13,098	12,148	11,681	10,971	10,265	9,842	9,918	9,857	9,163	10,170	$ 10,000
Account Value	850,476	863,092	820,471	800,568	691,635	776,087	750,813	727,723	604,571	664,488	692,493	748,906	785,146	775,522	753,902	699,736	585,142	595,140	538,964		$ 642,297	$ 628,268	$ 605,263	$ 607,910	$ 572,974	$ 565,784	$ 621,423	$ 628,114	$ 654,924	$ 607,419	$ 584,028	$ 548,526	$ 513,245	$ 492,086	$ 495,913	$ 492,864	$ 458,126	$ 508,493	$ 500,000
Account Value	$ 18,462	$ 18,736	$ 17,810	$ 17,378	$ 15,014	$ 16,847	$ 16,298	$ 15,797	$ 13,124	$ 14,424	$ 15,032	$ 16,257	$ 17,044	$ 16,835	$ 16,365	$ 15,190	$ 12,702	$ 12,919	$ 11,700	$ 10,000